Restatement (Summary of Restatement Consolidated Balance Sheet) (Details) - USD ($)	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 13, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 2,465,639		$ 2,784,865	$ 41,036		$ 1,017,299		$ 1,048,762
Accounts receivable, net	780,187		1,828,940			4,348,305
Prepaid expenses	550,003		466,823			468,336
Other current assets	300,898		387,085			300,898
Total current assets	4,096,727		5,467,713			6,134,838
Property and equipment, net	211,240		192,065			154,546
Goodwill	15,644,957		15,644,957			15,644,957
Intangible assets, net	1,811,044		1,762,605			1,642,760
Other assets	107,454		51,153			28,598
Total assets	22,337,675		23,118,493			23,605,699
Current liabilities:
Accounts payable and accrued expenses	1,456,965		3,574,926			5,010,815
Debenture warrant liability	8,215,035		4,323,499			7,256,864
Leapfrog warrant liability	1,161,350		622,436			1,873,107
Derivative liability	902,915		496,260			2,026,031
Put liability
Total current liabilities	12,630,951		9,017,121			16,166,817
Secured convertible debentures, net						1,524,592
Total liabilities	12,957,422		9,017,121			17,691,409
Commitments and contingencies (Note 11)
Stockholders' equity:
Preferred stock, authorized 50,000,000 shares, $0.001 par value, no shares issued or outstanding at December 31, 2018 and 2017, respectively
Common stock to be issued						879,500
Additional paid in capital	42,030,110		32,869,611			32,546,820
Accumulated deficit	(32,662,403)		(18,778,348)	(27,510,876)		(27,521,941)
Total stockholders' equity	9,380,253	$ 8,436,853	14,101,372	$ 3,265,706	$ 6,241,488	5,914,290		$ 8,824,250
Total liabilities and stockholders' equity	22,337,675		23,118,493			23,605,699
Common Class A [Member]
Stockholders' equity:
Common stock	12,546		10,109			9,911
Common Class B [Member]
Stockholders' equity:
Common stock
Previously Reported [Member]
Current assets:
Cash and cash equivalents						1,017,299
Accounts receivable, net						4,348,305
Prepaid expenses						468,336
Other current assets						300,898
Total current assets						6,134,838
Property and equipment, net						154,546
Goodwill						15,644,957
Intangible assets, net						1,642,760
Other assets						28,598
Total assets						23,605,699
Current liabilities:
Accounts payable and accrued expenses						5,010,815
Debenture warrant liability
Leapfrog warrant liability
Derivative liability
Put liability
Total current liabilities						5,010,815
Secured convertible debentures, net						1,711,146
Total liabilities						6,721,961
Commitments and contingencies (Note 11)
Stockholders' equity:
Preferred stock, authorized 50,000,000 shares, $0.001 par value, no shares issued or outstanding at December 31, 2018 and 2017, respectively
Common stock to be issued						879,500
Additional paid in capital						37,143,033
Accumulated deficit						(21,148,706)
Total stockholders' equity						16,883,738
Total liabilities and stockholders' equity						23,605,699
Previously Reported [Member] | Common Class A [Member]
Stockholders' equity:
Common stock						9,911
Previously Reported [Member] | Common Class B [Member]
Stockholders' equity:
Common stock
Adjustment [Member]
Current assets:
Cash and cash equivalents
Accounts receivable, net
Prepaid expenses
Other current assets
Total current assets
Property and equipment, net
Goodwill
Intangible assets, net
Other assets
Total assets
Current liabilities:
Accounts payable and accrued expenses
Debenture warrant liability						7,256,864
Leapfrog warrant liability						1,873,107
Derivative liability						2,026,031
Put liability
Total current liabilities						11,156,002
Secured convertible debentures, net						(186,554)
Total liabilities						10,969,448
Commitments and contingencies (Note 11)
Stockholders' equity:
Preferred stock, authorized 50,000,000 shares, $0.001 par value, no shares issued or outstanding at December 31, 2018 and 2017, respectively
Common stock to be issued
Additional paid in capital						(4,596,213)
Accumulated deficit						(6,373,235)
Total stockholders' equity						(10,969,448)
Total liabilities and stockholders' equity
Adjustment [Member] | Common Class A [Member]
Stockholders' equity:
Common stock
Adjustment [Member] | Common Class B [Member]
Stockholders' equity:
Common stock